Acquisition of the Carmen Knutsen - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended	5 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Carmen Knutsen [Member]	Dec. 31, 2013 Carmen Knutsen [Member]	Aug. 01, 2013 Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, fair value of vessel and equipment acquired					$ 145,000,000		$ 145,000,000
Business acquisition, bank debt assumed					89,100,000
Business acquisition, other purchase price adjustments					100,000
Revenues		73,401,000	65,653,000	43,909,000		8,400,000
Net income	$ (2,176,000)					$ 2,500,000